RESTRICTED CASH AND INVESTMENTS	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH AND INVESTMENTS [Abstract]
RESTRICTED CASH AND INVESTMENTS
16. RESTRICTED CASH AND SHORT-TERM INVESTMENTS

The Partnership's short-term restricted cash and investment balances in respect of its debt and lease obligations are as follows:

(in thousands of $)	2011	2010
Total security lease deposits for lease obligations	5,246	6,792
Restricted cash relating to the Golar Freeze facility (see note 20)	9,012	9,700
Restricted cash relating to the Mazo facility (see note 20)	10,254	5,323
Short-term restricted cash	24,512	21,815

Restricted cash does not include minimum consolidated cash balances required to be maintained as part of the financial covenants in some of the Partnership's loan facilities, as these amounts are included in “Cash and cash equivalents”.

As of December 31, 2011 and 2010, the value of deposits used to obtain letters of credit to secure the obligations for the lease arrangements described in note 21 was $145.5 million and $147.8 million, respectively. These security deposits are referred to in these financial statements as restricted cash and earn interest based upon GBP LIBOR for the Methane Princess Lease.

The Partnership's restricted cash balances in respect of its lease obligations are as follows:

(in thousands of $)	2011	2010
Methane Princess Lease security deposits	145,508	147,762
Included in short-term restricted cash and short-term investments	(5,246)	(6,792)
Long-term restricted cash	140,262	140,970